Income Taxes (Tax Effects of Temporary Differences) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current
Accounts receivable	$ 20	119	179
Other receivables	105	636	636
Inventory impairment	151	917	917
Estimated Loss due to Product Warranty	5	30	125
Deferred tax assets - current	281	1,702	1,857
Non-current
Property, plant and equipment, principally due to differences in depreciation	221	1,340	1,481
Construction in progress, principally due to capitalized interest	(555)	(3,363)	(3,093)
Lease prepayments, principally due to differences in charges	(62)	(373)	(383)
Allowance for advanced to supplier-long term	7	41	242
Net loss carryforward	3,222	19,507	8,743
Deferred Tax Assets, Gross, Noncurrent	2,833	17,152	6,990
Net deferred income tax assets	$ 3,114	18,854	8,847